Trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Current liabilities
Trade payables	€ 409.2	€ 400.6
Accruals and deferred income	213.8	186.2
Current trade payables, relating to trade terms	112.4	75.5
Social security and other taxes	33.9	30.6
Other payables	21.7	20.1
Financial payables	38.1	43.6
Bank overdrafts	0.0	13.2
Total current trade and other payables	829.1	769.8
Non-current liabilities
Accruals and deferred income	0.5	0.5
Total non-current trade and other payables	0.5	0.5
Total trade and other payables	€ 829.6	€ 770.3